Financial risk management objectives and policies - Credit risk (Details) $ in Millions			12 Months Ended
	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) customer item	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($) customer item	Dec. 31, 2016 USD ($) customer item
Credit risk
Number of wholesaler | customer						0		0	1
Number of fund managers for money market securities | item						5
Maximum percentage the Company's investments represent of each overall fund value						10.00%
Third-party collateralised investments as a percentage of cash deposited			101.00%
Collateralised investments held by third-party custodian						$ 403		$ 1,151	$ 951
Number of fund managers for fixed income securities | item						4
Current assets
Cash at bank and in hand						$ 893		784	782
Other short-term equivalents						3,938		2,540	4,236
Cash and cash equivalents						4,831		3,324	5,018
Fixed deposits						40		80	37
Total derivative financial instruments						384		504	235
Total current assets						15,591		13,150	13,262
Non-current assets
Derivative financial instruments						157		504	343
Total non-current assets						$ 45,060		$ 50,204	$ 49,264
US
Credit risk
Number of wholesaler | item						3		3	3
Percentage of sales			88.00%	60.00%	83.00%
Trade receivables
Ageing of trade receivables
Financial assets						$ 2,995		$ 2,802	$ 2,583
Trade receivables | Not past due
Ageing of trade receivables
Financial assets						2,853		2,488	2,559
Trade receivables | Past due 0 - 90 days
Ageing of trade receivables
Financial assets						81		260	14
Trade receivables | Past due 90 - 180 days
Ageing of trade receivables
Financial assets						24		31
Trade receivables | Past due > 180 days
Ageing of trade receivables
Financial assets						37		23	10
Provisions for trade receivables | Trade receivables
Ageing of trade receivables
Payment profile period (in months)	36 months	36 months
Financial assets						3,033	$ 2,818
Loss allowance	$ 38	$ 16	$ 16	$ 42	$ 52	$ 38	$ 16	16	42
Movements in provisions for trade receivables
At 1 January		16	16	42	52
Income statement			22	(26)
Amounts utilised, exchange and other movements					(10)
At 31 December	38	16	38	$ 16	$ 42
Provisions for trade receivables | Trade receivables | Not past due
Ageing of trade receivables
Expected loss rate						0.05%	0.05%
Financial assets						$ 2,854	$ 2,490
Loss allowance	1	1	1			$ 1	$ 1
Movements in provisions for trade receivables
At 31 December	1	1	1
Provisions for trade receivables | Trade receivables | Past due 0 - 90 days
Ageing of trade receivables
Expected loss rate						0.75%	0.75%
Financial assets						$ 82	$ 262
Loss allowance	1	2	1			$ 1	$ 2
Movements in provisions for trade receivables
At 31 December	1	2	1
Provisions for trade receivables | Trade receivables | Past due 90 - 180 days
Ageing of trade receivables
Expected loss rate						10.00%	5.00%
Financial assets						$ 27	$ 31
Loss allowance	3	1	3			$ 3	$ 1
Movements in provisions for trade receivables
At 31 December	3	1	3
Provisions for trade receivables | Trade receivables | Past due > 180 days
Ageing of trade receivables
Expected loss rate						47.00%	33.00%
Financial assets						$ 70	$ 35
Loss allowance	33	12	33			33	$ 12
Movements in provisions for trade receivables
At 31 December	$ 33	$ 12	$ 33
Counterparty credit risk
Current assets
Cash at bank and in hand						893		784	782
Money market liquidity fund						3,435		1,150	3,440
Collateralised repurchase agreements						400		1,150	950
Bank collateral									(242)
Other short-term equivalents						103		240	88
Cash and cash equivalents						4,831		3,324	5,018
Fixed income securities at fair value through profit and loss						809
Fixed income securities available for sale								1,150	847
Fixed deposits						40		80	37
Total derivative financial instruments						258		28	27
Total current assets						5,938		4,582	5,929
Non-current assets
Equity securities at fair value through other comprehensive income						833
Equity securities available for sale								933	727
Derivative financial instruments						157		504	343
Total non-current assets						$ 990		$ 1,437	$ 1,070